Intangible Assets - Summary of Reconciliation of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 2,019,301
Ending balance	2,622,951	$ 2,019,301
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,444,620	1,970,851
Additions through business combinations	769,114	461,074
Other additions	6,274	2,758
Extinguishments	(9,287)	(18,576)
Effect of movements in exchange rates	(110,176)	28,513
Ending balance	3,100,545	2,444,620
Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	425,319	378,741
Amortization for the year	79,984	60,028
Extinguishments	(9,287)	(18,576)
Effect of movements in exchange rates	(18,422)	5,126
Ending balance	477,594	425,319
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,483,077
Ending balance	1,921,608	1,483,077
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,562,129	1,359,345
Additions through business combinations	514,720	181,608
Other additions	0	0
Extinguishments	0	0
Effect of movements in exchange rates	(80,040)	21,176
Ending balance	1,996,809	1,562,129
Goodwill | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	79,052	78,012
Amortization for the year	0	0
Extinguishments	0	0
Effect of movements in exchange rates	(3,851)	1,040
Ending balance	75,201	79,052
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	470,367
Ending balance	549,422	470,367
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	757,195	513,697
Additions through business combinations	153,576	244,574
Other additions	0	0
Extinguishments	0	(7,203)
Effect of movements in exchange rates	(25,215)	6,127
Ending balance	885,556	757,195
Customer Relationships | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	286,828	244,252
Amortization for the year	61,406	46,629
Extinguishments	0	(7,203)
Effect of movements in exchange rates	(12,100)	3,150
Ending balance	336,134	286,828
Trademarks and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	37,553
Ending balance	124,222	37,553
Trademarks and other | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,672	42,680
Additions through business combinations	96,510	27,127
Other additions	0	0
Extinguishments	(4,432)	(7,820)
Effect of movements in exchange rates	(2,364)	685
Ending balance	152,386	62,672
Trademarks and other | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	25,119	27,050
Amortization for the year	8,408	5,461
Extinguishments	(4,432)	(7,820)
Effect of movements in exchange rates	(931)	428
Ending balance	28,164	25,119
Non-compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,446
Ending balance	10,607	11,446
Non-compete Agreements | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	23,319	20,007
Additions through business combinations	3,674	5,556
Other additions	0	0
Extinguishments	(1,515)	(2,524)
Effect of movements in exchange rates	(1,223)	280
Ending balance	24,255	23,319
Non-compete Agreements | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,873	10,130
Amortization for the year	3,869	4,099
Extinguishments	(1,515)	(2,524)
Effect of movements in exchange rates	(579)	168
Ending balance	13,648	11,873
Information Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	16,858
Ending balance	17,092	16,858
Information Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	39,305	35,122
Additions through business combinations	634	2,209
Other additions	6,274	2,758
Extinguishments	(3,340)	(1,029)
Effect of movements in exchange rates	(1,334)	245
Ending balance	41,539	39,305
Information Technology | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	22,447	19,297
Amortization for the year	6,301	3,839
Extinguishments	(3,340)	(1,029)
Effect of movements in exchange rates	(961)	340
Ending balance	$ 24,447	$ 22,447